Operating Lease (Details) - Schedule of Operating Lease Related Assets and Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Operating Lease Related Assets And Liabilities Abstract
Right of use assets	$ 233,357	$ 537,032		$ 194,929
Operating lease liabilities, current	32,901	151,260
Operating lease liabilities, noncurrent	228,240	372,725		198,718
Total operating lease liabilities	$ 261,141	523,985		198,718
Operating cash flows used in operating leases		$ 173,267
Weighted average remaining lease term (years)	40 years 1 month 6 days	32 years 4 months 24 days	32 years 10 months 24 days	44 years 10 months 24 days
Weighted average discount rate	11.00%	10.00%	11.00%	11.00%